UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [ ] is a restatement.
                                     [X] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              November 15, 2012
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:  709,536
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (9/30/12) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
AMERICAN TOWER CORP            COMMON STOCKS 03027X100    52971    742000   SH            SOLE       NONE     742000
ALLEGHENY TECHNOLOGIES INC     COMMON STOCKS 01741R102    13187    413400   SH            SOLE       NONE     413400
BAIDU INC                           ADR      056752108    19825    169600   SH            SOLE       NONE     169600
BAZAARVOICE INC                COMMON STOCKS 073271108     6424    424000   SH            SOLE       NONE     424000
C.H. ROBINSON WORLDWIDE INC    COMMON STOCKS 12541W209    18628    318000   SH            SOLE       NONE     318000
DICK'S SPORTING GOODS INC      COMMON STOCKS 253393102     9893    190800   SH            SOLE       NONE     190800
DELPHI AUTOMOTIVE PLC          COMMON STOCKS G27823106    29574    954000   SH            SOLE       NONE     954000
DUFF & PHELPS CORP             COMMON STOCKS 26433B107     5771    424000   SH            SOLE       NONE     424000
EBAY INC                       COMMON STOCKS 278642103    14613    302100   SH            SOLE       NONE     302100
EQUINIX INC                    COMMON STOCKS 29444U502    13105     63600   SH            SOLE       NONE      63600
FIVE BELOW                     COMMON STOCKS 33829M101     1649     42200   SH            SOLE       NONE      42200
FOCUS MEDIA HOLDING                 ADR      34415V109    29765   1272000   SH            SOLE       NONE    1272000
FRANCESCAS HOLDINGS CORP       COMMON STOCKS 351793104     6515    212000   SH            SOLE       NONE     212000
GENERAL MOTORS CO              COMMON STOCKS 37045V100    19292    848000   SH            SOLE       NONE     848000
GNC HOLDINGS INC               COMMON STOCKS 36191G107    46678   1197800   SH            SOLE       NONE    1197800
GOOGLE INC                     COMMON STOCKS 38259P508    47986     63600   SH            SOLE       NONE      63600
CHART INDUSTRIES INC           COMMON STOCKS 16115Q308     4697     63600   SH            SOLE       NONE      63600
GUIDEWIRE SOFTWARE INC         COMMON STOCKS 40171V100     1646     53000   SH            SOLE       NONE      53000
HYATT HOTELS CORP              COMMON STOCKS 448579102    10640    265000   SH            SOLE       NONE     265000
HDFC BANK LTD                       ADR      40415F101     9959    265000   SH            SOLE       NONE     265000
STARWOOD HOTELS & RESORTS      COMMON STOCKS 85590A401    34712    598900   SH            SOLE       NONE     598900
MICHAEL KORS HOLDINGS LTD      COMMON STOCKS G60754101    11115    209000   SH            SOLE       NONE     209000
INFORMATION SERVICES GROUP     COMMON STOCKS 45675Y104      631    508800   SH            SOLE       NONE     508800
HUNT (JB) TRANSPRT SVCS INC    COMMON STOCKS 445658107    40269    773800   SH            SOLE       NONE     773800
KIRBY CORP                     COMMON STOCKS 497266106    15235    275600   SH            SOLE       NONE     275600
LKQ CORP                       COMMON STOCKS 501889208     7638    413400   SH            SOLE       NONE     413400
MOODY'S CORP                   COMMON STOCKS 615369105    32774    742000   SH            SOLE       NONE     742000
MRC GLOBAL INC                 COMMON STOCKS 55345K103    19549    795000   SH            SOLE       NONE     795000
BLUE NILE INC                  COMMON STOCKS 09578R103    20644    556600   SH            SOLE       NONE     556600
PENTAIR LTD                    COMMON STOCKS 709631105    16513    371000   SH            SOLE       NONE     371000
SAIC INC                       COMMON STOCKS 78390X101    16591   1378000   SH            SOLE       NONE    1378000
SBA COMMUNICATIONS CORP        COMMON STOCKS 78388J106    20002    318000   SH            SOLE       NONE     318000
SPIRIT AEROSYSTEMS HOLD        COMMON STOCKS 848574109    17369    782045   SH            SOLE       NONE     782045
SENSATA TECHNOLOGIES HOLDING   COMMON STOCKS N7902X106     8006    268921   SH            SOLE       NONE     268921
TRANSDIGM GROUP INC            COMMON STOCKS 893641100    16017    112900   SH            SOLE       NONE     112900
TRW AUTOMOTIVE HOLDINGS CORP   COMMON STOCKS 87264S106    10193    233200   SH            SOLE       NONE     233200
VELTI PLC                      COMMON STOCKS G93285107     5638    673599   SH            SOLE       NONE     673599
VERISK ANALYTICS INC           COMMON STOCKS 92345Y106    23215    487600   SH            SOLE       NONE     487600
WESCO AIRCRAFT HOLDINGS INC    COMMON STOCKS 950814103     1708    125000   SH            SOLE       NONE     125000
WRIGHT EXPRESS CORP            COMMON STOCKS 98233Q105    28899    414500   SH            SOLE       NONE     414500